November 19, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Tax-Exempt Portfolio (the "Portfolio"), a series of Cash Account Trust (Reg. No. 33-32476) (811-05970) (the "Trust") Post Effective Amendment No. 16 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Portfolio pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 16, 1999.

         Comments or questions concerning this certificate may be directed to Greg Pottle at (617) 295-3033.

                                           Very Truly Yours,


                                           CASH ACCOUNT TRUST


                                  By:      /s/ Caroline Pearson
                                           --------------------
                                           Caroline Pearson
                                           Assistant Secretary